July 11, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Highland Funds II (File Nos. 033-51308 and 811-07142) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Highland Funds II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, a revised Prospectus and Statement of Additional Information (“SAI”) for the Highland Small Cap Equity Fund (the “Fund”), an individual series of the Trust.

The changes reflect the supplement which was previously filed on behalf of the Fund on July 1, 2022 (Accession No. 0001193125-22-187025). The Filing contains (i) the facing page, (ii) the Fund’s prospectus, (iii) the Fund’s statement of additional information, (iv) Part C, (v) the signature page, and (vi) exhibits for the Registrant. As has been designated on the facing sheet, it is intended that this Filing become effective 60 days after filing pursuant to Rule 485(a) under the Securities Act.

If you have any questions regarding the Filing, please contact the undersigned at 917.522.6080 or Mr. Cal Gilmartin of K&L Gates LLP, the Fund’s counsel, at 617.951.9103.

Very truly yours,

/s/ Eric Griffith

Eric Griffith